Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2017-C4
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	4		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	5		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	18
			Attention: UBS 2017-C4 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23-24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276RBA5	2.129000%	29,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276RBB3	3.147000%	59,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276RBC1	3.366000%	40,741,000.00	3,493,957.74	854,507.00	9,800.55	0.00	0.00	864,307.55	2,639,450.74	38.26%	30.00%
A-3	90276RBD9	3.301000%	198,022,000.00	174,214,704.63	30,601,622.21	479,235.62	0.00	0.00	31,080,857.83	143,613,082.42	38.26%	30.00%
A-4	90276RBE7	3.563000%	244,980,000.00	244,980,000.00	0.00	727,386.45	0.00	0.00	727,386.45	244,980,000.00	38.26%	30.00%
A-S	90276RBH0	3.836000%	85,926,000.00	85,926,000.00	0.00	274,676.78	0.00	0.00	274,676.78	85,926,000.00	24.70%	19.50%
B	90276RBJ6	4.239000%	31,711,000.00	31,711,000.00	0.00	112,019.11	0.00	0.00	112,019.11	31,711,000.00	19.69%	15.63%
C	90276RBK3	4.672925%	31,710,000.00	31,710,000.00	0.00	123,482.04	0.00	0.00	123,482.04	31,710,000.00	14.69%	11.75%
D	90276RAL2	2.900000%	37,848,000.00	37,848,000.00	0.00	91,466.00	0.00	0.00	91,466.00	37,848,000.00	8.72%	7.13%
E	90276RAN8	3.330000%	16,367,000.00	16,367,000.00	0.00	186,581.73	0.00	0.00	186,581.73	16,367,000.00	6.13%	5.13%
F	90276RAQ1	3.330000%	8,184,000.00	8,184,000.00	0.00	6,620.27	0.00	0.00	6,620.27	8,184,000.00	4.84%	4.13%
G	90276RAS7	3.330000%	20,458,000.00	20,458,000.00	0.00	0.00	0.00	0.00	0.00	20,458,000.00	1.61%	1.63%
NR	90276RAU2	3.330000%	13,298,557.00	10,222,269.46	0.00	0.00	0.00	0.00	0.00	10,222,269.46	0.00%	0.00%
Z	90276RAX6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276RAY4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			818,339,557.02	665,114,931.83	31,456,129.21	2,011,268.55	0.00	0.00	33,467,397.76	633,658,802.62

X-A	90276RBF4	1.219539%	572,837,000.00	422,688,662.37	0.00	429,571.02	632,903.92	0.00	1,062,474.94	391,232,533.16
X-B	90276RBG2	0.573656%	149,347,000.00	149,347,000.00	0.00	71,394.83	0.00	0.00	71,394.83	149,347,000.00
X-D	90276RAA6	1.772925%	37,848,000.00	37,848,000.00	0.00	55,918.05	0.00	0.00	55,918.05	37,848,000.00
X-E	90276RAC2	1.342925%	16,367,000.00	16,367,000.00	0.00	18,316.38	0.00	0.00	18,316.38	16,367,000.00
X-F	90276RAE8	1.342925%	8,184,000.00	8,184,000.00	0.00	9,158.75	0.00	0.00	9,158.75	8,184,000.00
X-G	90276RAG3	1.342925%	20,458,000.00	20,458,000.00	0.00	22,894.63	0.00	0.00	22,894.63	20,458,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	90276RAJ7	1.342925%	13,298,557.00	10,222,269.46	0.00	11,439.78	0.00	0.00	11,439.78	10,222,269.46
Notional SubTotal			818,339,557.00	665,114,931.83	0.00	618,693.44	632,903.92	0.00	1,251,597.36	633,658,802.62

Deal Distribution Total					31,456,129.21	2,629,961.99	632,903.92	0.00	34,718,995.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276RBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276RBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276RBC1	85.76023514	20.97412926	0.24055742	0.00000000	0.00000000	0.00000000	0.00000000	21.21468668	64.78610589
A-3	90276RBD9	879.77449288	154.53647681	2.42011302	0.00000000	0.00000000	0.00000000	0.00000000	156.95658982	725.23801608
A-4	90276RBE7	1,000.00000000	0.00000000	2.96916667	0.00000000	0.00000000	0.00000000	0.00000000	2.96916667	1,000.00000000
A-S	90276RBH0	1,000.00000000	0.00000000	3.19666667	0.00000000	0.00000000	0.00000000	0.00000000	3.19666667	1,000.00000000
B	90276RBJ6	1,000.00000000	0.00000000	3.53250008	0.00000000	0.00000000	0.00000000	0.00000000	3.53250008	1,000.00000000
C	90276RBK3	1,000.00000000	0.00000000	3.89410407	0.00000000	0.00000000	0.00000000	0.00000000	3.89410407	1,000.00000000
D	90276RAL2	1,000.00000000	0.00000000	2.41666667	0.00000000	0.00000000	0.00000000	0.00000000	2.41666667	1,000.00000000
E	90276RAN8	1,000.00000000	0.00000000	11.39987353	(8.62487322)	0.00000000	0.00000000	0.00000000	11.39987353	1,000.00000000
F	90276RAQ1	1,000.00000000	0.00000000	0.80892840	1.96607160	53.25381476	0.00000000	0.00000000	0.80892840	1,000.00000000
G	90276RAS7	1,000.00000000	0.00000000	0.00000000	2.77500000	83.08620931	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	90276RAU2	768.67508708	0.00000000	0.00000000	2.13307354	132.56090868	0.00000000	0.00000000	0.00000000	768.67508708
Z	90276RAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276RAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276RBF4	737.88645351	0.00000000	0.74990097	0.00000000	0.00000000	1.10485866	0.00000000	1.85475963	682.97357391
X-B	90276RBG2	1,000.00000000	0.00000000	0.47804663	0.00000000	0.00000000	0.00000000	0.00000000	0.47804663	1,000.00000000
X-D	90276RAA6	1,000.00000000	0.00000000	1.47743738	0.00000000	0.00000000	0.00000000	0.00000000	1.47743738	1,000.00000000
X-E	90276RAC2	1,000.00000000	0.00000000	1.11910430	0.00000000	0.00000000	0.00000000	0.00000000	1.11910430	1,000.00000000
X-F	90276RAE8	1,000.00000000	0.00000000	1.11910435	0.00000000	0.00000000	0.00000000	0.00000000	1.11910435	1,000.00000000
X-G	90276RAG3	1,000.00000000	0.00000000	1.11910402	0.00000000	0.00000000	0.00000000	0.00000000	1.11910402	1,000.00000000
X-NR	90276RAJ7	768.67508708	0.00000000	0.86022717	0.00000000	0.00000000	0.00000000	0.00000000	0.86022717	768.67508708

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	9,800.55	0.00	9,800.55	0.00	0.00	0.00	9,800.55	0.00
A-3	07/01/26 - 07/30/26	30	0.00	479,235.62	0.00	479,235.62	0.00	0.00	0.00	479,235.62	0.00
A-4	07/01/26 - 07/30/26	30	0.00	727,386.45	0.00	727,386.45	0.00	0.00	0.00	727,386.45	0.00
X-A	07/01/26 - 07/30/26	30	0.00	429,571.02	0.00	429,571.02	0.00	0.00	0.00	429,571.02	0.00
X-B	07/01/26 - 07/30/26	30	0.00	71,394.83	0.00	71,394.83	0.00	0.00	0.00	71,394.83	0.00
X-D	07/01/26 - 07/30/26	30	0.00	55,918.05	0.00	55,918.05	0.00	0.00	0.00	55,918.05	0.00
X-E	07/01/26 - 07/30/26	30	0.00	18,316.38	0.00	18,316.38	0.00	0.00	0.00	18,316.38	0.00
X-F	07/01/26 - 07/30/26	30	0.00	9,158.75	0.00	9,158.75	0.00	0.00	0.00	9,158.75	0.00
X-G	07/01/26 - 07/30/26	30	0.00	22,894.63	0.00	22,894.63	0.00	0.00	0.00	22,894.63	0.00
X-NR	07/01/26 - 07/30/26	30	0.00	11,439.78	0.00	11,439.78	0.00	0.00	0.00	11,439.78	0.00
A-S	07/01/26 - 07/30/26	30	0.00	274,676.78	0.00	274,676.78	0.00	0.00	0.00	274,676.78	0.00
B	07/01/26 - 07/30/26	30	0.00	112,019.11	0.00	112,019.11	0.00	0.00	0.00	112,019.11	0.00
C	07/01/26 - 07/30/26	30	0.00	123,482.04	0.00	123,482.04	0.00	0.00	0.00	123,482.04	0.00
D	07/01/26 - 07/30/26	30	0.00	91,466.00	0.00	91,466.00	0.00	0.00	0.00	91,466.00	0.00
E	07/01/26 - 07/30/26	30	140,772.66	45,418.43	0.00	45,418.43	(141,163.30)	0.00	0.00	186,581.73	0.00
F	07/01/26 - 07/30/26	30	418,577.34	22,710.60	0.00	22,710.60	16,090.33	0.00	0.00	6,620.27	435,829.22
G	07/01/26 - 07/30/26	30	1,638,459.99	56,770.95	0.00	56,770.95	56,770.95	0.00	0.00	0.00	1,699,777.67
NR	07/01/26 - 07/30/26	30	1,729,702.08	28,366.80	0.00	28,366.80	28,366.80	0.00	0.00	0.00	1,762,868.80
Totals			3,927,512.07	2,590,026.77	0.00	2,590,026.77	(39,935.22)	0.00	0.00	2,629,961.99	3,898,475.69

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	34,718,995.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,600,009.83	Master Servicing Fee	3,826.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,435.09
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	286.37
ARD Interest	0.00	Operating Advisor Fee	973.65
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	171.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,600,009.83	Total Fees	9,983.16

Principal		Expenses/Reimbursements
Scheduled Principal	761,801.13	Reimbursement for Interest on Advances	(11,275.94)
Unscheduled Principal Collections		ASER Amount	91,615.01
Principal Prepayments	30,694,328.08	Special Servicing Fees (Monthly)	(123,972.22)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,697.92
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	31,456,129.21	Total Expenses/Reimbursements	(39,935.23)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	632,903.92	Interest Distribution	2,629,961.99
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	31,456,129.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	632,903.92
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	632,903.92	Total Payments to Certificateholders and Others	34,718,995.12
Total Funds Collected	34,689,042.96	Total Funds Distributed	34,689,043.05

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	665,114,931.83	665,114,931.83	Beginning Certificate Balance	665,114,931.83
(-) Scheduled Principal Collections	761,801.13	761,801.13	(-) Principal Distributions	31,456,129.21
(-) Unscheduled Principal Collections	30,694,328.08	30,694,328.08	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	633,658,802.62	633,658,802.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	666,728,705.20	666,728,705.20	Ending Certificate Balance	633,658,802.62
Ending Actual Collateral Balance	635,332,691.26	635,332,691.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	71,106,931.58	11.22%	12	4.5323	NAP	Defeased	7	71,106,931.58	11.22%	12	4.5323	NAP
5,000,000 or less	6	18,539,479.34	2.93%	11	4.5125	2.326065	1.40 or less	13	166,216,629.40	26.23%	13	4.6546	0.842877
5,000,001 to 10,000,000	10	69,744,454.58	11.01%	12	4.4899	1.737225	1.41 to 1.50	1	20,770,584.28	3.28%	14	5.0000	1.500300
10,000,001 to 15,000,000	9	118,772,684.58	18.74%	7	4.6476	1.902907	1.51 to 1.60	2	40,037,174.35	6.32%	12	4.7522	1.534847
15,000,001 to 20,000,000	4	65,068,135.10	10.27%	13	4.7232	1.617763	1.61 to 1.70	1	14,000,000.00	2.21%	13	5.0000	1.650000
20,000,001 to 25,000,000	5	114,275,903.33	18.03%	13	4.5003	2.417454	1.71 to 1.80	5	85,859,671.84	13.55%	12	4.8142	1.741472
25,000,001 to 30,000,000	2	50,802,946.06	8.02%	12	4.2646	1.487756	1.81 to 1.90	2	13,413,133.20	2.12%	12	4.1399	1.858027
30,000,001 to 35,000,000	1	33,950,547.34	5.36%	12	4.8100	1.527200	1.91 to 2.00	1	25,302,946.06	3.99%	11	4.3800	1.939100
35,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	9,916,452.39	1.56%	13	4.4900	2.039400
40,000,001 or greater	2	91,397,720.71	14.42%	12	4.2734	2.661735	2.26 to 2.50	3	33,637,975.20	5.31%	13	4.5828	2.323236
Totals	46	633,658,802.62	100.00%	11	4.5186	1.985474	2.51 or greater	10	153,397,304.32	24.21%	7	4.0729	3.682165
							Totals	46	633,658,802.62	100.00%	11	4.5186	1.985474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	71,106,931.58	11.22%	12	4.5323	NAP
							Defeased	20	71,106,931.58	11.22%	12	4.5323	NAP
California	8	96,604,541.15	15.25%	12	4.5525	1.549471
							Industrial	14	30,603,855.14	4.83%	12	4.5795	3.133515
Florida	1	22,656,354.35	3.58%	13	4.7480	0.938000
							Lodging	10	142,523,803.53	22.49%	7	4.7066	1.595321
Illinois	4	53,362,378.94	8.42%	1	4.5705	1.699458
							Mixed Use	1	48,250,000.00	7.61%	12	4.7400	1.733800
Kentucky	1	5,837,209.57	0.92%	9	6.0720	1.209000
							Multi-Family	8	51,166,452.40	8.07%	13	4.7354	1.975688
Maryland	3	5,618,254.44	0.89%	13	4.4900	2.039400
							Office	11	165,069,413.16	26.05%	12	4.1021	2.104574
Michigan	12	12,945,283.85	2.04%	13	4.5300	2.918300
							Other	1	15,200,000.00	2.40%	14	5.3100	1.757900
Missouri	1	15,310,045.43	2.42%	13	4.6100	1.111600
							Retail	10	109,738,346.82	17.32%	13	4.5668	2.372867
Nevada	1	3,337,635.87	0.53%	10	4.9600	1.743300
							Totals	75	633,658,802.62	100.00%	11	4.5186	1.985474
New Jersey	2	17,658,571.29	2.79%	11	4.6159	3.291286

New Mexico	1	13,250,000.00	2.09%	13	4.3600	3.253700

New York	6	127,270,584.28	20.09%	12	4.0151	2.553333

Ohio	1	14,520,289.79	2.29%	13	4.4500	1.740500

Pennsylvania	5	37,597,939.09	5.93%	13	5.0037	1.435082

South Carolina	1	4,551,746.18	0.72%	9	5.0000	1.769700

Texas	5	73,672,692.70	11.63%	12	4.7367	1.573708

Utah	2	33,358,344.12	5.26%	12	4.5862	3.455750

Washington	1	25,000,000.00	3.95%	14	4.6200	2.283100

Totals	75	633,658,802.62	100.00%	11	4.5186	1.985474

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,106,931.58	11.22%	12	4.5323	NAP	Defeased	7	71,106,931.58	11.22%	12	4.5323	NAP
	3.5000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 4.0000%	6	86,000,000.00	13.57%	11	3.7165	3.350081	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	11	146,720,361.14	23.15%	8	4.3274	1.786135	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	19	303,494,559.20	47.90%	13	4.7494	1.815999	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	3	26,336,950.70	4.16%	12	5.5050	1.564868	49 months or greater	39	562,551,871.04	88.78%	11	4.5168	2.030975
	Totals	46	633,658,802.62	100.00%	11	4.5186	1.985474	Totals	46	633,658,802.62	100.00%	11	4.5186	1.985474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,106,931.58	11.22%	12	4.5323	NAP	Defeased	7	71,106,931.58	11.22%	12	4.5323	NAP
	60 months or less	39	562,551,871.04	88.78%	11	4.5168	2.030975	Interest Only	14	252,000,000.00	39.77%	10	4.3326	2.455250
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	25	310,551,871.04	49.01%	12	4.6664	1.686694
	Totals	46	633,658,802.62	100.00%	11	4.5186	1.985474	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	633,658,802.62	100.00%	11	4.5186	1.985474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	71,106,931.58	11.22%	12	4.5323	NAP			No outstanding loans in this group
Underwriter's Information		5	59,270,408.71	9.35%	11	4.1865	2.349269
	12 months or less	34	503,281,462.33	79.42%	11	4.5557	1.993491
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	633,658,802.62	100.00%	11	4.5186	1.985474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453011579	OF	New York	NY	Actual/360	3.752%	139,388.53	0.00	0.00	N/A	08/09/27	--	43,147,720.71	43,147,720.71	08/09/26
1A	303161175	OF	New York	NY	Actual/360	3.752%	22,136.26	0.00	0.00	N/A	08/09/27	--	6,852,279.29	6,852,279.29	08/09/26
2	300571742	MU	Dallas	TX	Actual/360	4.740%	196,940.42	0.00	0.00	N/A	08/06/27	--	48,250,000.00	48,250,000.00	08/06/26
4	308901004	RT	South Jordan	UT	Actual/360	4.586%	82,516.76	45,438.23	0.00	N/A	08/06/27	--	20,894,402.93	20,848,964.70	08/06/26
4A	308901104	RT	South Jordan	UT	Actual/360	4.586%	49,510.06	27,262.93	0.00	N/A	08/06/27	--	12,536,642.35	12,509,379.42	08/06/26
5	303161159	LO	Brea	CA	Actual/360	4.810%	140,875.62	61,405.85	0.00	N/A	08/01/27	--	34,011,953.19	33,950,547.34	08/01/26
6	307771017	OF	New York	NY	Actual/360	3.669%	18,958.57	0.00	0.00	N/A	06/01/27	--	6,000,000.00	6,000,000.00	08/01/26
6A	308901006	OF	New York	NY	Actual/360	3.669%	78,994.03	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	08/01/26
7	300571727	LO	Irvine	CA	Actual/360	4.380%	95,650.10	57,221.45	0.00	N/A	07/06/27	--	25,360,167.51	25,302,946.06	08/06/26
8	308901008	MF	East Orange	NJ	Actual/360	4.510%	105,597.77	48,107.97	0.00	N/A	08/01/27	--	27,190,613.87	27,142,505.90	08/01/26
9	308901009	MF	Philadelphia	PA	Actual/360	5.000%	60,277.78	0.00	0.00	N/A	09/06/27	--	14,000,000.00	14,000,000.00	02/06/26
9A	308901109	MF	Philadelphia	PA	Actual/360	5.000%	60,277.78	0.00	0.00	N/A	09/06/27	--	14,000,000.00	14,000,000.00	01/06/26
10	28001132	OF	New York	NY	Actual/360	4.150%	91,127.08	0.00	0.00	N/A	09/06/27	--	25,500,000.00	25,500,000.00	08/06/26
11	28001135	LO	Orlando	FL	Actual/360	4.748%	92,793.97	39,673.84	0.00	N/A	09/06/27	--	22,696,028.19	22,656,354.35	06/06/26
12	308901012	RT	Puyallup	WA	Actual/360	4.620%	99,458.33	0.00	0.00	N/A	10/06/27	--	25,000,000.00	25,000,000.00	08/06/26
13	303161178	OF	New York	NY	Actual/360	5.000%	89,609.36	41,911.94	0.00	N/A	10/01/27	--	20,812,496.22	20,770,584.28	08/01/26
14	303161179	OF	Rolling Meadows	IL	Actual/360	4.450%	72,986.26	41,760.87	0.00	N/A	10/01/27	--	19,046,794.77	19,005,033.90	04/01/24
15	28001059	OF	Jacksonville	FL	Actual/360	5.020%	86,455.56	20,000,000.00	0.00	09/06/27	10/06/31	--	20,000,000.00	0.00	08/06/26
16	28001111	IN	Hamilton Township	NJ	Actual/360	4.595%	61,665.38	31,581.52	0.00	N/A	07/06/27	--	15,584,637.29	15,553,055.77	08/06/26
17	308901017	LO	St Louis	MO	Actual/360	4.610%	60,893.79	29,513.82	0.00	N/A	09/01/27	--	15,339,559.25	15,310,045.43	08/01/26
18	300571755	RT	San Antonio	TX	Actual/360	4.890%	61,017.65	25,656.82	0.00	N/A	09/06/27	--	14,490,634.55	14,464,977.73	05/06/26
19	28201137	RT	Macedonia	OH	Actual/360	4.450%	55,740.05	25,862.39	0.00	N/A	09/06/27	--	14,546,152.18	14,520,289.79	08/06/26
20	300571758	98	Chicago	IL	Actual/360	5.310%	69,502.00	0.00	0.00	N/A	10/06/27	--	15,200,000.00	15,200,000.00	08/06/26
21	308901021	RT	Kailua Kona	HI	Actual/360	4.650%	54,552.45	23,391.21	0.00	N/A	09/06/27	06/06/27	13,623,920.89	13,600,529.68	08/06/26
22	308901022	IN	Troy	MI	Actual/360	4.530%	50,592.60	24,406.64	0.00	N/A	09/01/27	--	12,969,690.49	12,945,283.85	08/01/26
23	308901023	LO	Berkeley	CA	Actual/360	4.820%	51,068.41	21,239.39	0.00	N/A	09/06/27	--	12,303,993.18	12,282,753.79	08/06/26
25	308901025	MF	Santa Fe	NM	Actual/360	4.360%	49,746.39	0.00	0.00	N/A	09/01/27	--	13,250,000.00	13,250,000.00	08/01/26
27	308901027	MF	Various	Various	Actual/360	4.490%	38,425.15	21,799.72	0.00	N/A	09/01/27	--	9,938,252.11	9,916,452.39	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	308901028	RT	Sarasota	FL	Actual/360	4.881%	45,013.70	10,709,685.64	0.00	N/A	08/06/27	--	10,709,685.64	0.00	08/06/26
29	308901029	LO	Chicago	IL	Actual/360	4.044%	37,610.13	0.00	0.00	N/A	08/05/22	--	10,800,000.00	10,800,000.00	08/05/26
30	308901030	OF	Chicago	IL	Actual/360	4.180%	30,141.88	16,691.77	0.00	N/A	09/01/27	--	8,374,036.81	8,357,345.04	10/01/24
31	28001140	RT	Cypress	CA	Actual/360	4.376%	28,124.23	14,320.03	0.00	N/A	10/06/27	--	7,463,527.30	7,449,207.27	08/06/26
32	308901032	Various McAllen		TX	Actual/360	4.521%	28,911.22	13,500.26	0.00	N/A	09/06/27	--	7,426,633.46	7,413,133.20	08/06/26
33	308901033	MF	Various	FL	Actual/360	4.950%	30,804.28	11,897.32	0.00	N/A	07/01/27	--	7,226,809.83	7,214,912.51	08/01/26
34	28001129	RT	Indian Trail	NC	Actual/360	4.374%	25,754.13	14,183.97	0.00	N/A	09/06/27	--	6,837,681.31	6,823,497.34	08/06/26
35	300571728	LO	Costa Mesa	CA	Actual/360	4.380%	24,693.98	14,772.86	0.00	N/A	07/06/27	--	6,547,232.54	6,532,459.68	08/06/26
38	308901038	OF	Laguna Hills	CA	Actual/360	4.430%	23,269.97	13,415.05	0.00	N/A	10/01/27	--	6,100,042.06	6,086,627.01	08/01/26
39	300571752	IN	Grand Blanc	MI	Actual/360	4.640%	22,447.75	18,428.38	0.00	N/A	09/06/27	03/06/27	5,618,181.07	5,599,752.69	08/06/26
40	28001130	RT	Lithia Springs	GA	Actual/360	4.082%	24,605.39	0.00	0.00	N/A	09/06/27	--	7,000,000.00	7,000,000.00	08/06/26
41	308901041	LO	Erlanger	KY	Actual/360	6.072%	30,574.20	10,208.45	0.00	N/A	05/05/27	--	5,847,418.02	5,837,209.57	08/05/26
43	300571734	LO	Chambersburg	PA	Actual/360	5.440%	24,873.64	10,096.24	0.00	N/A	08/06/27	--	5,309,837.37	5,299,741.13	08/06/26
44	308901044	LO	Duncan	SC	Actual/360	5.000%	19,661.64	14,829.17	0.00	N/A	05/01/27	--	4,566,575.35	4,551,746.18	08/01/26
45	308901045	RT	Torrance	CA	Actual/360	3.658%	12,885.45	0.00	0.00	N/A	06/01/27	--	4,091,250.00	4,091,250.00	08/01/26
45A	308901145	RT	Torrance	CA	Actual/360	3.658%	2,862.12	0.00	0.00	N/A	06/01/27	--	908,750.00	908,750.00	08/01/26
47	308901047	RT	Ephrata	PA	Actual/360	4.430%	14,246.00	8,744.96	0.00	N/A	12/01/26	--	3,734,478.42	3,725,733.46	08/01/26
48	28001125	OF	Houston	TX	Actual/360	4.518%	13,820.38	7,759.22	0.00	N/A	09/06/27	--	3,552,340.99	3,544,581.77	08/06/26
49	308901049	RT	Las Vegas	NV	Actual/360	4.960%	14,285.13	6,956.46	0.00	N/A	06/01/27	--	3,344,592.33	3,337,635.87	08/01/26
50	308901050	IN	Howell	NJ	Actual/360	4.770%	8,666.50	4,404.84	0.00	N/A	10/01/27	--	2,109,920.36	2,105,515.52	08/01/26
Totals							2,600,009.83	31,456,129.21	0.00				665,114,931.83	633,658,802.62
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	46,884,641.13	12,804,885.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,983,818.66	1,011,907.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,806,470.42	1,911,202.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,372,898.01	4,476,330.01	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	76,992,877.41	20,127,459.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,951,164.84	3,983,685.38	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,039,222.16	1,150,034.00	01/01/25	09/30/25	07/13/26	273,209.59	2,312.37	58,912.77	349,280.13	0.00	0.00
9A	0.00	0.00	--	--	07/13/26	273,209.59	2,312.37	58,912.77	409,497.63	0.00	0.00
10	3,180,959.60	891,685.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,134,327.84	0.00	--	--	--	0.00	0.00	132,160.00	263,418.49	0.00	0.00
12	4,895,092.00	3,820,547.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,408,909.28	1,230,524.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	627,797.00	0.00	--	--	06/11/26	17,356,366.75	1,940,961.11	48,054.91	1,329,205.61	711,052.91	0.00
15	2,912,361.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,342,870.55	1,965,363.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,425,732.49	1,477,286.83	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,266,108.07	0.00	--	--	--	0.00	0.00	86,477.94	259,837.91	0.00	0.00
19	4,183,582.82	971,386.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,452,772.20	362,959.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,483,350.58	1,409,456.59	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,510,177.00	(401,655.75)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,811,327.90	483,394.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,501,405.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,053,425.54	1,840,983.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	17,702,055.86	15,669,890.00	01/01/25	09/30/25	08/11/25	2,606,516.86	0.00	0.00	0.00	0.00	0.00
30	0.00	42,004.00	01/01/25	09/30/25	07/13/26	6,350,470.10	332,912.77	23,889.25	696,632.98	413,813.32	0.00
31	644,950.05	153,104.51	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,059,740.64	248,629.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	997,578.96	1,285,431.13	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	690,178.35	386,144.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	687,898.18	673,264.58	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	726,928.90	658,478.02	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	799,322.82	839,158.07	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	60,987,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	275,153.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	431,753.57	234,622.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	377,958.11	207,774.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	266,602,109.95	79,915,935.69				26,859,772.89	2,278,498.62	408,407.62	3,307,872.75	1,124,866.23	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	28001059	20,000,000.00	Payoff w/ yield maintenance	0.00	98,187.52
28	308901028	10,694,328.08	Disposition	0.00	534,716.40
Totals		30,694,328.08		0.00	632,903.92
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	22,656,354.35	1	14,464,977.73	4	55,362,378.94	1	8,357,345.04	2	29,805,033.90	1	0.00	0	0.00	2	30,694,328.08	4.518562%	4.464395%	11
07/17/26	1	14,490,634.55	0	0.00	5	66,130,517.22	1	8,374,036.81	2	29,846,794.77	0	0.00	0	0.00	1	6,498,596.40	4.539616%	4.483198%	12
06/17/26	0	0.00	1	10,726,427.16	4	55,482,386.63	1	8,391,639.58	2	29,890,747.05	0	0.00	0	0.00	0	0.00	4.544207%	4.488181%	13
05/15/26	1	10,741,650.37	1	14,000,000.00	3	41,540,389.08	1	8,408,208.35	2	29,932,180.73	0	0.00	0	0.00	0	0.00	4.544332%	4.488305%	14
04/17/26	1	10,758,262.40	2	28,000,000.00	2	27,601,510.04	1	8,425,692.50	2	29,975,817.54	0	0.00	0	0.00	0	0.00	4.544466%	4.488438%	15
03/17/26	0	0.00	3	38,773,352.36	2	27,659,065.62	1	8,442,139.14	2	30,016,926.48	0	0.00	0	0.00	0	0.00	4.544590%	4.488560%	16
02/18/26	3	38,792,750.74	0	0.00	2	27,726,458.95	1	8,461,463.63	2	30,064,995.32	0	0.00	0	0.00	0	0.00	4.544743%	4.488712%	17
01/16/26	1	10,807,696.35	2	28,000,000.00	2	27,783,545.81	1	8,477,781.97	2	30,105,763.84	0	0.00	0	0.00	1	2,704,147.22	4.544864%	4.488832%	18
12/17/25	1	10,822,579.41	0	0.00	5	61,619,185.88	1	8,494,041.79	2	30,146,376.73	0	0.00	0	0.00	0	0.00	4.548750%	4.490943%	19
11/18/25	1	10,838,863.59	0	0.00	5	61,689,595.85	1	8,511,228.00	2	30,189,222.16	0	0.00	0	0.00	0	0.00	4.548882%	4.491072%	20
10/20/25	1	10,853,616.20	0	0.00	5	61,755,564.93	1	8,527,367.86	2	30,229,516.46	0	0.00	0	0.00	0	0.00	4.549002%	4.491190%	21
09/17/25	0	0.00	0	0.00	5	61,825,469.58	1	8,544,438.38	2	30,272,054.72	0	0.00	0	0.00	0	0.00	4.549131%	4.491317%	22
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	308901009	02/06/26	5	6	58,912.77	349,280.13	77,976.07	14,000,000.00	07/15/25	13
9A	308901109	01/06/26	6	6	58,912.77	409,497.63	0.00	14,000,000.00	07/15/25	13
11	28001135	06/06/26	1	1	132,160.00	263,418.49	0.00	22,738,219.36
14	303161179	04/01/24	27	6	48,054.91	1,329,205.61	843,461.26	20,152,674.86	12/23/22	7			05/09/24
18	300571755	05/06/26	2	2	86,477.94	259,837.91	473.00	14,543,581.44	03/20/24	11
30	308901030	10/01/24	21	6	23,889.25	696,632.98	764,496.62	8,723,449.72	11/05/24	2		02/04/25
Totals					408,407.62	3,307,872.75	1,686,406.95	94,157,925.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		10,800,000	0		0	10,800,000
0 - 6 Months		3,725,733	3,725,733		0	0
7 - 12 Months		321,531,387	321,531,387		0	0
13 - 24 Months		297,601,683	205,117,972	65,121,332		27,362,379
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	633,658,803	530,375,092	22,656,354	14,464,978	28,000,000	38,162,379
Jul-26	665,114,932	573,693,780	14,490,635	0	38,709,686	38,220,832
Jun-26	672,436,088	595,427,275	0	10,726,427	28,000,000	38,282,387
May-26	673,204,599	596,122,560	10,741,650	14,000,000	14,000,000	38,340,389
Apr-26	674,021,011	596,861,239	10,758,262	28,000,000	0	38,401,510
Mar-26	674,783,195	597,550,777	0	38,773,352	0	38,459,066
Feb-26	675,695,891	598,376,682	38,792,751	0	0	38,526,459
Jan-26	676,451,386	599,060,144	10,807,696	28,000,000	0	38,583,546
Dec-25	682,982,634	599,740,868	10,822,579	0	33,778,767	38,640,419
Nov-25	683,793,971	600,465,512	10,838,864	0	33,789,146	38,700,450
Oct-25	684,549,785	601,140,604	10,853,616	0	33,798,681	38,756,884
Sep-25	685,355,062	612,729,592	0	0	33,808,976	38,816,493
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	308901009	14,000,000.00	14,000,000.00	31,100,000.00	04/17/26	1,114,320.63	1.04670	09/30/25	09/06/27	I/O
9A	308901109	14,000,000.00	14,000,000.00		--	2,386,684.00	1.65000	--	09/06/27	I/O
14	303161179	19,005,033.90	20,152,674.86	6,400,000.00	05/05/26	627,797.00	0.45590	12/31/25	10/01/27	253
18	300571755	14,464,977.73	14,543,581.44	23,000,000.00	07/05/17	1,115,317.46	1.07230	12/31/25	09/06/27	253
23	308901023	12,282,753.79	12,282,585.29	100,300,000.00	04/11/17	(401,655.75)	(0.48490)	03/31/26	09/06/27	253
28	308901028	0.00	-	19,400,000.00	07/17/17	1,787,984.00	2.46800	09/30/23	08/06/27	253
29	308901029	10,800,000.00	10,800,000.00	192,800,000.00	05/27/25	12,595,157.00	5.16480	09/30/25	08/05/22	I/O
30	308901030	8,357,345.04	8,723,449.72	4,270,000.00	05/05/26	(24,074.00)	(0.05710)	09/30/25	09/01/27	253
Totals		92,910,110.46	94,502,291.31	377,270,000.00		19,201,530.34

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	308901009	MF	PA	07/15/25	13
	Foreclosure complaint was filed on 6/24. Awaiting confirmation from sheriff on service. Receivership motion will be filed shortly.

9A	308901109	MF	PA	07/15/25	13
	Foreclosure complaint was filed on 6/24. Awaiting confirmation from sheriff on service. Receivership motion will be filed shortly.

14	303161179	OF	IL	12/23/22	7

The Loan transferred due to Imminent Monetary Default and CBRE was appointed as receiver in July 2023. A foreclosure sale took place in January 2024 and on February 22, 2024 the court approved the sale. Special Servicer focused on leasing but leasing has been slower than initially expected. Currently working on lease negotiations with an approx.10k SF tenant. Once lease is complete, Special Servicer is looking to take the property to market. Currently, evaluating listing

	platform and brokerage teams. Expe ct to take to market Q3 2026. Proceeding to market, broker award and offering memorandum underway.

18	300571755	RT	TX	03/20/24	11
	All previously received purchase offers were withdrawn. Borrower and Special Servicer are now working together to complete a Guarantor change.

23	308901023	LO	CA	02/27/25	10

The Borrower is in default under its ground lease obligations and submitted a formal deed-in-lieu proposal on July 23, 2026. The Special Servicer is currently evaluating the proposal and is seeking the necessary approvals to enforce its rights and

	remedie s. Loan payments remain current and are being applied through the cash management waterfall.

28	308901028	RT	FL	01/19/24	13
	The Loan was paid off on 7/16/2026 under the terms of the Settlement Agreement.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
29	308901029	LO	IL	06/23/20	7

Lender was the successful bidder at foreclosure sale on 7/12/2022. Final deed recorded on 10/27/22. Hotel is managed by Marriott. As of 9/30/25, Special Servicer continues to optimize property operations with projected disposition in Q4 2025.

30	308901030	OF	IL	11/05/24	2
The Purchase and Sale Agreement has been executed for a purchase price of $6,850,000. The Agreement is subject to both court and Lender approval, which is currently in process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161159	0.00	4.81000%	0.00	4.81000%	9	11/22/21	04/01/20	12/13/21
5	303161159	0.00	4.81000%	0.00	4.81000%	9	12/13/21	04/01/20	11/22/21
11	28001135	0.00	4.74800%	0.00	4.74800%		03/07/22	10/06/20	06/13/22
11	28001135	0.00	4.74800%	0.00	4.74800%		06/13/22	10/06/20	03/07/22
17	308901017	0.00	4.61000%	0.00	4.61000%	10	11/30/21	05/01/21	--
17	308901017	0.00	4.61000%	0.00	4.61000%	10	01/11/22	05/01/21	11/30/21
21	308901021	15,116,000.00	4.65000%	15,116,000.00	4.65000%	10	07/01/20	06/06/20	09/11/20
21	308901021	0.00	4.65000%	0.00	4.65000%	10	09/11/20	06/06/20	07/01/20
28	308901028	0.00	4.88100%	0.00	4.88100%	8	05/28/26	05/28/26	--
29	308901029	10,800,000.00	4.04410%	10,800,000.00	4.04410%	10	05/11/20	05/12/20	05/12/20
33	308901033	0.00	4.95000%	0.00	4.95000%	10	11/10/20	11/12/20	--
33	308901033	0.00	4.95000%	0.00	4.95000%	10	02/11/21	11/12/20	11/10/20
43	300571734	0.00	5.44000%	0.00	5.44000%	8	05/31/22	05/31/22	--
43	300571734	0.00	5.44000%	0.00	5.44000%	8	07/11/22	06/06/20	05/31/22
44	308901044	5,496,886.73	5.00000%	5,496,886.73	5.00000%	10	07/30/20	07/01/20	09/11/20
44	308901044	0.00	5.00000%	0.00	5.00000%	10	09/11/20	07/01/20	07/30/20
Totals		31,412,886.73		31,412,886.73
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	28001146 11/18/21	12,182,068.01	17,900,000.00	14,502,269.53	1,199,012.08	14,502,269.53	13,303,257.45	0.00	0.00	(11,288.18)	11,288.18	0.08%
28	308901028 08/17/26	10,709,685.64	19,400,000.00	12,709,815.63	1,197,839.15	12,709,815.63	11,511,976.48	0.00	0.00	0.00	0.00	0.00%
42	308901042 01/16/26	5,778,767.36	5,280,000.00	4,690,073.44	1,976,305.73	4,690,073.44	2,713,767.71	3,064,999.65	0.00	0.00	3,064,999.65	47.70%
Current Period Totals		10,709,685.64	19,400,000.00	12,709,815.63	1,197,839.15	12,709,815.63	11,511,976.48	0.00	0.00	0.00	0.00
Cumulative Totals		28,670,521.01	42,580,000.00	31,902,158.60	4,373,156.96	31,902,158.60	27,529,001.64	3,064,999.65	0.00	(11,288.18)	3,076,287.83

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	28001146	06/17/22	0.00	0.00	11,288.18	0.00	0.00	11,288.18	0.00	0.00	11,288.18
		11/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	308901028	08/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	308901042	01/16/26	0.00	0.00	3,064,999.65	0.00	0.00	3,064,999.65	0.00	0.00	3,064,999.65
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,076,287.83	0.00	0.00	3,076,287.83	0.00	0.00	3,076,287.83

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	6,027.78	0.00	0.00	1,175.14	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	0.00	0.00	0.00	1,175.14	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,324.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	175.04	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	66,433.90	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	904.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	695.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	(150,000.00)	0.00	0.00	0.00	0.00	0.00	(11,450.98)	0.00	0.00	0.00
30	0.00	0.00	5,000.00	0.00	0.00	22,830.83	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	424.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	349.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(123,972.22)	0.00	3,697.92	91,615.01	0.00	0.00	(11,275.94)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(39,935.23)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29